October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Health Innovation Active ETF | BMED | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® Health Innovation Active ETF
(Formerly BlackRock Future Health ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 41.7%
4D Molecular Therapeutics Inc.(a)	235	$1,882
AbbVie Inc.	320	65,239
AC Immune SA(a)	1,367	3,882
Alkermes PLC(a)	382	9,817
Allogene Therapeutics Inc.(a)(b)	1,572	4,016
Alnylam Pharmaceuticals Inc.(a)	267	71,180
Amgen Inc.	163	52,186
Arcellx Inc.(a)	234	19,719
Arcturus Therapeutics Holdings Inc.(a)	226	4,007
Arcus Biosciences Inc.(a)(b)	362	5,539
Argenx SE, ADR(a)(b)	229	134,263
Arrowhead Pharmaceuticals Inc.(a)	169	3,250
Ascendis Pharma A/S, ADR(a)	111	13,633
Autolus Therapeutics PLC , ADR(a)(b)	1,627	5,483
Avidity Biosciences Inc.(a)	266	11,241
Beam Therapeutics Inc.(a)(b)	620	13,584
BeiGene Ltd., ADR(a)(b)	279	56,537
Bicycle Therapeutics PLC, ADR(a)(b)	195	4,572
Biogen Inc.(a)	224	38,976
Biohaven Ltd., NVS(a)(b)	258	12,838
BioNTech SE, ADR(a)	135	15,268
Blueprint Medicines Corp.(a)	377	32,991
Bridgebio Pharma Inc.(a)	375	8,779
CervoMed Inc.(a)	35	478
Denali Therapeutics Inc.(a)	1,474	38,265
Disc Medicine Inc.(a)	105	4,706
Dyne Therapeutics Inc.(a)(b)	439	12,670
Exact Sciences Corp.(a)	1,209	83,336
Exelixis Inc.(a)	1,091	36,221
Gilead Sciences Inc.	1,352	120,085
Halozyme Therapeutics Inc.(a)	406	20,531
Immatics NV, NVS(a)	599	5,451
Immunocore Holdings PLC(a)(b)	370	11,407
Insmed Inc.(a)	630	42,386
Ionis Pharmaceuticals Inc.(a)(b)	559	21,460
Lexeo Therapeutics Inc.(a)	70	553
Merus NV(a)(b)	806	40,244
MoonLake Immunotherapeutics, Class A, NVS(a)(b)	199	9,238
Natera Inc.(a)	448	54,190
Neurocrine Biosciences Inc.(a)	457	54,963
Nurix Therapeutics Inc.(a)(b)	896	22,024
Nuvalent Inc., Class A(a)	281	24,866
ORIC Pharmaceuticals Inc.(a)	522	4,896
Protagonist Therapeutics Inc.(a)	178	8,159
Prothena Corp. PLC(a)	199	3,383
PTC Therapeutics Inc.(a)	567	22,635
REGENXBIO Inc.(a)	407	3,496
Revolution Medicines Inc.(a)	507	27,124
Rhythm Pharmaceuticals Inc.(a)	879	41,955
Rocket Pharmaceuticals Inc.(a)	752	12,521
Roivant Sciences Ltd.(a)(b)	2,103	24,290
Sage Therapeutics Inc.(a)	540	3,283
Sarepta Therapeutics Inc.(a)	692	87,192
Scholar Rock Holding Corp.(a)(b)	265	7,537
Septerna Inc.(a)	44	1,007
Soleno Therapeutics Inc.(a)	223	12,278
Spyre Therapeutics Inc.(a)	70	2,276
Stoke Therapeutics Inc.(a)	1,172	14,486
TScan Therapeutics Inc.(a)(b)	2,234	10,142
Twist Bioscience Corp.(a)	285	11,503
Security	Shares	Value
Biotechnology (continued)
Ultragenyx Pharmaceutical Inc.(a)	336	$17,133
United Therapeutics Corp.(a)	100	37,397
Vaxcyte Inc.(a)	294	31,267
Vertex Pharmaceuticals Inc.(a)	87	41,410
Vigil Neuroscience Inc.(a)	484	1,829
Viking Therapeutics Inc.(a)	93	6,746
Voyager Therapeutics Inc.(a)	779	5,321
Xenon Pharmaceuticals Inc.(a)	1,023	42,056
Zealand Pharma A/S(a)	199	22,973
		1,696,251
Health Care Equipment & Supplies — 24.9%
Abbott Laboratories	798	90,469
Abiomed Inc., CVR(c)	246	408
Becton Dickinson & Co.	91	21,257
Boston Scientific Corp.(a)	2,137	179,551
Cooper Companies Inc. (The)(a)	239	25,018
Dexcom Inc.(a)	522	36,791
Edwards Lifesciences Corp.(a)	634	42,484
GE HealthCare Technologies Inc., NVS(a)	285	24,895
Glaukos Corp.(a)	169	22,350
Hologic Inc.(a)	431	34,855
Inspire Medical Systems Inc.(a)(b)	113	22,040
Insulet Corp.(a)	266	61,587
Intuitive Surgical Inc.(a)	385	193,978
Medtronic PLC	775	69,169
Novocure Ltd.(a)	725	11,005
Nyxoah SA, Class B(a)(b)	606	5,757
Penumbra Inc.(a)(b)	157	35,933
Sonova Holding AG, Registered	225	82,336
STERIS PLC	103	22,851
Stryker Corp.	86	30,640
		1,013,374
Health Care Providers & Services — 3.4%
Guardant Health Inc.(a)	1,176	25,731
Labcorp Holdings Inc.	155	35,382
UnitedHealth Group Inc.	136	76,772
		137,885
Industrial Conglomerates — 0.0%
Frequency Therapeutics, Inc., NVS(c)	420	—
Life Sciences Tools & Services — 15.1%
Agilent Technologies Inc.	292	38,051
Bio-Techne Corp.	1,147	84,591
Charles River Laboratories International Inc.(a)	153	27,323
Danaher Corp.	375	92,122
Gerresheimer AG	115	9,685
IQVIA Holdings Inc.(a)	161	33,137
Lonza Group AG, Registered	60	36,920
Qiagen NV, NVS	908	38,227
Repligen Corp.(a)	554	74,386
Thermo Fisher Scientific Inc.	109	59,549
Waters Corp.(a)(b)	203	65,591
West Pharmaceutical Services Inc.	181	55,735
		615,317
Pharmaceuticals — 8.7%
Arvinas Inc.(a)	519	13,717
Axsome Therapeutics Inc.(a)	125	11,129
Bristol-Myers Squibb Co.	989	55,156
Edgewise Therapeutics Inc.(a)	315	10,575
Longboard Pharmaceuticals Inc.(a)	353	21,081
Mirati Therapeutics, Inc., NVS(c)	334	251

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Health Innovation Active ETF
(Formerly BlackRock Future Health ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Neumora Therapeutics Inc.(a)	139	$1,592
Pfizer Inc.	2,133	60,364
Roche Holding AG, NVS	302	93,591
Sanofi SA, ADR	1,145	60,548
Structure Therapeutics Inc.(a)	142	5,843
Tarsus Pharmaceuticals Inc.(a)(b)	346	15,393
WaVe Life Sciences Ltd.(a)	260	3,565
		352,805
Total Common Stocks — 93.8% (Cost: $3,498,377)		3,815,632
Preferred Stocks
Life Sciences Tools & Services — 0.7%
Sartorius AG, Preference Shares, NVS	116	30,050
Total Preferred Stocks — 0.7% (Cost: $43,648)		30,050
Total Long-Term Investments — 94.5% (Cost: $3,542,025)		3,845,682
Short-Term Securities
Money Market Funds — 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	434,455	434,759
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	280,000	$280,000
Total Short-Term Securities — 17.6% (Cost: $714,602)		714,759
Total Investments — 112.1% (Cost: $4,256,627)		4,560,441
Liabilities in Excess of Other Assets — (12.1)%		(491,808)
Net Assets — 100.0%		$4,068,633

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$286,285	$148,396 (a)	$—	$(1)	$79	$434,759	434,455	$533 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	10,000 (a)	—	—	—	280,000	280,000	2,641	—
				$(1)	$79	$714,759		$3,174	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Health Innovation Active ETF
(Formerly BlackRock Future Health ETF)

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,569,468	$245,505	$659	$3,815,632
Preferred Stocks	—	30,050	—	30,050
Short-Term Securities
Money Market Funds	714,759	—	—	714,759
	$4,284,227	$275,555	$659	$4,560,441

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares